Intangible assets - Summary of goodwill by segment (Detail) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Goodwill
Goodwill	£ 8,388	£ 7,366
Risk
Goodwill
Goodwill	4,167	3,675
Scientific, technical & medical
Goodwill
Goodwill	2,015	1,683
Legal
Goodwill
Goodwill	1,572	1,406
Exhibitions
Goodwill
Goodwill	£ 634	£ 602